Schedule of Investments
September 30, 2020 (unaudited)
Mercator International Opportunity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.84%

Airlines - 1.70%
Ryanair Holdings Plc. (Ireland) (2)	4,300	351,568

Airports, Flying Fields & Airport Terminal Services - 1.69%
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (2)	3,000	348,090

Auto Manufactuers - 0.97%
Aston Martin Lagonda Global Holdings, Plc. ADR (United Kingdom) (2)	303,000	199,272

Biotech & Pharma - 3.68%
ALK-Abello A/S Class B (Denmark) (2)	1,010	333,549
GW Pharmaceuticals Plc. ADR (2)	2,020	196,647
UCB SA (Belgium) (2)	2,020	229,720
		759,916

Chemicals - 1.02%
Umicore SA (Belgium)	5,030	209,644

Commercial Services - 1.53%
Eurofins Scientific SE (Luxembourg) (2)	400	316,736

Comml & Res Bldg Equip & Sys - 1.18%
Japan Elevator Service Holdings Co., Ltd. (Japan) (2)	7,000	242,546

Containers & Packaging - 1.57%
DS Smith Plc. (2)	85,000	323,339

Diagnostics & Research - 0.01%
DiaSorin SpA (Italy) (2)	10	2,015

E-Commerce Discretionary - 0.52%
Rakuten, Inc. (Japan) (2)	10,000	108,200

Gambling - 1.74%
William Hill Plc. (United Kingdom) (2)	100,000	358,842

Hardware - 7.95%
Blackberry Ltd. (Canada) (2)	101,050	463,819
Nidec Corp. (Japan)	5,240	487,065
SLM Solutions Group AG (Germany) (2)	25,050	276,946
Tobii AB (2)	70,000	413,682
		1,641,512

Health Care Facilities & Services - 2.50%
Amplifon SpA ADR (Italy) (2)	8,000	286,535
Orpea (France) (2)	2,015	229,293
		515,828

Machinery - 5.32%
Disco Corp. (Japan)	960	231,251
Interroll Holding AG (Switzerland) (2)	150	378,512
Keyence Corp. (Japan)	510	237,012
THK Co. Ltd. (Japan)	10,050	250,475
		1,097,250

Media - 10.20%
Adevinta ASA Class B (Norway) (2)	16,281	279,593
CyberAgent, Inc. (Japan)	5,030	308,518
Future Plc. (United Kingdom) (2)	30,150	755,780
Stoeer SE & Co. KGaA (Germany) (2)	3,530	274,801
Uuum, Inc. (Japan) (2)	4,030	86,036
Z Holdings Corp. (Tokyo) (2)	60,500	400,904
		2,105,632

Medical Equipment & Devices - 2.76%
Biocartis Group NV (Belgium) (2)	45,100	237,939
Jeol Ltd. (Japan)	5,050	173,065
Lumibird (France) (2)	13,092	158,095
		569,099

Real Estate - 1.05%
Capital & Counties Properties Plc. (2)	150,000	216,661

Renewable Energy - 2.95%
SolarEdge Technologies, Inc. (Israel) (2)	2,550	607,792

Restaurants - 0.66%
Autogrill SpA (Italy) (2)	30,000	135,764

Retail -Consumer Staples - 3.45%
Ocado Group Plc. (United Kingdom) (2)	20,100	711,933

Retail-Discretionary - 13.06%
ASKUL Corp. (Japan)	50	2,031
ASOS Plc. (United Kingdom) (2)	10,075	669,748
Bootz AB (Sweden) (2)	40,200	559,943
Dustin Group AB (Sweden) (2)	46,200	290,304
Fnac Darty SA (France) (2)	4,500	202,591
MonotaRO Co. Ltd. (Japan)	8,550	423,102
Rakuten, Inc. ADR (Japan) (2)	15,300	164,190
Zalando SE (Germany) (2)	4,090	383,130
		2,695,039

Semiconductors - 14.71%
Advantest Corp. (Japan) (2)	4,000	193,013
Ams AG (Austria) (2)	13,093	297,423
ASML Holding NV ADR (2)	510	188,328
Infineon Technologies AG (Germany) (2)	11,060	312,693
IQE Plc. (United Kingdom) (2)	301,030	198,170
Lasertec Corp. (Japan)	4,000	326,491
Nordic Semiconductor ASA (Norway) (2)	37,400	384,640
STMicroelectronics NV ADR	10,100	309,969
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,050	490,473
Vitec Software Group AB Class B	10,100	334,233
		3,035,433

Software - 16.34%
Accesso Technology Group Plc. (United Kingdom) (2)	75,000	288,010
Basware Oyj (Finland) (2)	9,100	404,349
Comture Corp. (Japan)	12,080	301,298
Dassault Systemes SE (2)	1,300	243,478
Frontier Developments Plc. (United Kingdom) (2)	19,414	681,621
Learning Technologies Group Plc. (United Kingdom) (2)	250,000	422,737
Materialise NV ADR (2)	7,050	260,216
RaySearch Laboratories AB Class B (Sweden) (2)	40,200	393,037
Tomtom NV (2)	28,200	212,091
ZOO Digital Group Plc. (United Kingdom) (2)	211,000	164,777
		3,371,614

Specialty Finance - 1.47%
Adyen NV (Netherlands) (2)	164	302,350

State Commercial Banks - 0.82%
Publicis Groupe SA (France)	5,235	169,273

Techology Services - 0.01%
CapGemini SE (France) (2)	10	1,287

Total Common Stocks	(Cost $ 14,761,423)	20,396,635

Money Market Registered Investment Companies - 1.22%

First American Government Obligations Fund Class X 0.066% (3)	252,241	252,241

Total Money Market Registered Investment Companies	(Cost $ 252,241)	252,241

Total Investments - 100.06%	(Cost $ 14,600,182)	20,648,876

Liabilities in Excess of Other Assets - (0.06%)		(13,100)

Total Net Assets - 100.00%		20,635,776

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$20,648,876	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$20,648,876	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at September 30, 2020.